Share-based payments - Outstanding RSUs/PSUs Activity (Details) - RSUs/PSUs	12 Months Ended
	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance, outstanding (in shares)	2,973,393	2,915,118
Granted (in shares)	1,178,794	866,127
Dividends credited (in shares)	175,516	165,435
Settled (in shares)	(1,135,128)	(935,117)
Forfeited (in shares)	(106,908)	(38,170)
Ending balance, outstanding (in shares)	3,085,667	2,973,393
Vested (in shares)	1,000,394	1,065,454
Weighted average fair value at measurement date, other equity instruments granted | $	$ 60	$ 63